Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Functional currency and foreign currency translation
Exchange rate (RMB per USD 1.00)	7.2993				7.2993	7.2993
Foreign currency translation adjustment	¥ 149,668	$ 20,504	¥ 11,514	¥ 717,274
Short-term investment
Short-term investments	14,137,566		16,810,107		¥ 14,137,566	$ 1,936,839
Restricted as collateral for bank borrowings and letter of guarantee	11,372,254		11,520,514		11,372,254
Carrying value of the investment	173,918		120,000		¥ 173,918
Fair value changes were recorded in other comprehensive income	0		0	746,336
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]					Other Comprehensive Income (Loss), Net of Tax
Available-for-sale debt securities increase in fair value	425,711		0	0	¥ 425,711
Current expected credit losses
Expected credit loss expense	3,761		(26,315)	48,707
Expected credit loss provision - current	50,594		60,384		50,594
Expected credit loss provision - non-current	59,386		53,357		59,386
Long-term investments
Impairment recognized, long term investments	0		0	0
Impairment recognized, long-lived assets	55,331	$ 7,580	0	35,011
Sales and marketing expenses
Advertising costs	1,480,886		1,242,941	815,619
Employee benefits
Employee benefit expenses	3,005,528		2,349,966	1,578,273
Dividends
Dividends	¥ 0		0	¥ 0
Segment reporting
Number of segments | segment	1	1
Fair Value, Inputs, Level 2
Short-term investment
Short-term investments	¥ 6,109,606		8,473,612		6,109,606
Fair Value, Inputs, Level 3
Short-term investment
Carrying value of the investment	¥ 1,277,068		¥ 1,648,861		¥ 1,277,068